Schedule of Income Tax Receivable (Details)	Nov. 30, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 68,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Total	45,500
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 22,500